Note 4 – Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Note 4 – Acquisitions

Note 4 - Business Combinations

Block 40 Entities Acquisition

On July 11, 2025, the Company entered into and closed on three separate membership interest purchase agreements (“MIPAs”), two of which were for the purchase of all of the outstanding membership interests in Block 40 Investments Holdings, LLC and Block 40 Managers, LLC (the “Block 40 Entities”) from the member owners of the Block 40 Entities and the last for the purchase of all of the outstanding membership interests that Hollywood Circle Capital, LLC held in Block 40, LLC (the “Block 40 Acquisition”). The Block 40 Entities and Hollywood Circle Capital, LLC own the membership interests of Block 40, except for the Class B Preferred Equity Units. Block 40 owns 1818 Park, a modern, mixed-use development that features residential, office, and retail components. The Company completed the Block 40 acquisition by issuing 69,636,906 shares, resulting in consideration of $48,049,465. Of these, 6,963,691 shares (representing approximately 10% of the total shares issued) have been deposited into an escrow account for a 12-month period. The shares are held to secure the accuracy of the representations and warranties made under the acquisition agreements. During the escrow period, the escrowed shares remain issued but restricted in transfer. At the acquisition date, noncontrolling investors held a $51,914,889 interest in Block 40, of which $13,239,051 was classified as mezzanine equity (see Note 14). The Company included this noncontrolling interest in the total consideration in accordance with ASC 805.

The acquisition was accounted for as an asset acquisition as substantially of the fair value of gross assets acquired was concentrated in a single identifiable asset (1818 Park). As part of the acquisition, the Company also assumed indebtedness (the “Mortgage Loan”) of $79,000,000 (refer to Note 10 for further details). The Company allocated the total acquisition cost to the acquired assets and liabilities based upon their relative fair value, with certain acquired assets and liabilities being recognized at their fair value and not subject to the relative fair value allocation. The allocation of the purchase price is based on management’s estimate of the fair values and assumed liabilities using valuation techniques including market approaches which are Level 3 measurements. These valuation techniques incorporate the use of selection of comparable, adjustment magnitudes, market liquidity, rights conveyed by the subject property as well as estimated discount rates commensurate with the risk involved. The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

Total consideration	$99,964,354

Identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$690,231
Accounts receivables	3,037,449
Other current assets	1,154,290
Building	158,256,285
Land	19,793,362
Site improvements	1,127,597
In-place leases (residential)	4,593,063
In-place leases (commercial)	643,679
Total Assets	189,295,956
Mortgage loan	(79,000,000)
Promissory note	(5,161,000)
Accounts payable and accrued liabilities	(5,170,602)
Total Liabilities	(89,331,602)
Total net assets acquired	$99,964,354

The promissory note represents the cash advanced by the Company to Block 40 in May 2025. This amount was eliminated in consolidation and therefore is not presented in the condensed consolidated balance sheet as of September 30, 2025.

Simplified Funding Acquisition

On January 2, 2024, the Company acquired a 100% membership interest in DBOSS Funding, LLC (dba Simplified Funding), LendTech CRM Solutions, LLC, and Believe PMF EIRL (collectively referred to as the “Simplified Companies”).

The Simplified Companies are engaged in the business of using proprietary software and call centers in the Dominican Republic and Florida to offer secured and unsecured financial products and services to clients with funders across the United States. The business generates revenue from the commissions generated from the funders.

The primary reason for the business combination is to grow direct funding business and improve overall margins by leveraging the synergies between the Company and the Simplified Companies.

In accordance with ASC 805, the acquisition was accounted for as a business combination under the acquisition method. The purchase consideration was allocated to the working capital and tangible and intangible assets acquired based on their estimated fair values as of the acquisition date, with the excess recorded as goodwill, as follows:

Goodwill	$1,219,134
Tangible assets	48,862
Intangible assets	900,000

Net assets acquired	$2,167,996

The fair value of the intangible assets was determined by applying the income approach, direct cost method and multi-period excess earnings method. The fair value measurements are based on significant unobservable inputs, including management estimates and assumptions, and thus represent Level 3 measurements.

There were no transaction costs associated with the acquisition.

The goodwill is primarily attributed to the assembled workforce and synergies after the acquisition. No material measurement-period adjustments were recognized after the acquisition date.

The Company obtained control of the Simplified Companies upon the transfer of cash consideration to the selling shareholders. The total consideration transferred in the acquisition was $2,167,996, consisting of the following:

Cash, including working capital adjustment	$485,527
Equity	990,000
Deferred consideration	692,469

Total purchase consideration	$2,167,996

The equity consideration represents 5,000,000 shares of the Company’s common stock, of which 4,000,000 shares will be issued in two tranches of 2,000,000 shares each on the first and second anniversaries of the acquisition date.

Deferred consideration represents the present value at the acquisition date of the cash payments of $920,000, payable in equal weekly installments over four years.

The rollfoward of the deferred consideration is as follows:

Beginning balance, January 2, 2024	$692,469
Payments	$(230,000)
Interest	$96,424
Ending balance, December 31, 2024	$558,893

Beginning balance, January 1, 2025	$558,893
Payments	$(172,497)
Interest	$54,646
Ending balance, September 30, 2025	$441,042

Note 4 – Acquisitions

Simplified Companies acquisition in 2024:

On January 2, 2024, the Company completed the acquisition by acquiring 100% membership interest in DBOSS Funding, LLC (dba Simplified Funding), LendTech CRM Solutions, LLC, and Believe PMF EIRL (collectively “Simplified Companies”). The Simplified Companies are engaged in the business of using proprietary software and call centers in the Dominican Republic and Florida to offer secured and unsecured financial products and services to clients with funders across the United States. The business generates revenue from the commissions generated from the funders. The primary reason for the business combination is to grow direct funding business and improve overall margins by leveraging the synergies between the Company and the Simplified Companies.

In accordance with ASC 805, the acquisition was accounted for as a business combination under the acquisition method. The purchase consideration was allocated to the working capital, tangible and intangible assets acquired based on their estimated fair values as of the acquisition date with the excess recorded as goodwill, as follows:

Goodwill	$1,219,134
Tangible assets	48,862
Intangible assets	900,000
Net assets acquired	$2,167,996

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition (in thousands):

	Fair Value	Useful life (in years)
Trade Name	$200,000	10
Developed Technology	$650,000	4
Customer Relationships	$50,000	4

The fair value of the intangible asset was determined by applying the income approach, direct cost method and multi period excess earnings method. The fair value measurements are based on significant unobservable inputs, including management estimates and assumptions, and thus represents Level 3 measurements.

There was no transaction costs associated with the acquisition for the year ended December 31, 2024.

The goodwill balance is primarily attributed to the assembled workforce and synergies after the acquisition. No material measurement period adjustments were recognized during the year ended December 31, 2024.

Stewards, Inc. obtained control of the Simplified Companies upon transfer of cash consideration to the selling shareholders. The total consideration transferred in the acquisition was $2,167,996, consisting of the following:

Cash	$400,000
Working capital adjustment	85,527
Equity	250,000
Deferred equity	740,000
Deferred consideration	692,469
Total purchase consideration	$2,167,996

The aggregate purchase consideration includes 4,000,00 shares of the Company’s common stock for a fair value of $740,000 to be issued after the acquisition date in tranches. The fair value of these shares on the acquisition date is included in additional paid-in capital.

The amounts of revenue and earnings of Simplified Companies included in the Company’s consolidated income statement from the acquisition date to the year ending December 31, 2024 are as follows:

December 31, 2024
Revenue	$2,180,380
Net profit/ (loss)	$(591,127)

We are unable to provide the pro forma information required under ASC 805-10-50-2(h) as the disclosure is impracticable since the required pre-acquisition historical information could not be obtained from the acquiree.

The Company entered into Business commission agreement with selling shareholder for new business referrals and business renewals. As these business commissions are paid primarily for the benefit of the acquirer and based on post combination efforts by the selling shareholder, these commissions have been accounted separately from the business combination. The Company recognized commission expenses of $489,557 for the year ended December 31, 2024, included under general and administrative expenses in the consolidated statement of operations and comprehensive loss.

 Deferred Consideration

The rollfoward of the deferred consideration is as follows:

Beginning balance, January 2, 2024	$692,469
Payments	$(230,000)
Interests	$96,424
Ending balance, December 31, 2024	$558,893

FAVO Group Acquisition in 2023:

On May 31, 2023, the Company entered into an acquisition with the principals of FAVO Group LLC. As part of the acquisition, the principals of FAVO Group transferred 100% of their membership interest in Favo Group LLC, FAVO Group Human Resources, LLC, FAVO Funding LLC, Honeycomb Sub Fund LLC, FORE Funding LLC, FORE Funding CA LLC and FAVO Funding CA LLC into Stewards Inc. Stewards Investment Capital Limited will also serve on the advisory board for a 3 year term and for these services they will receive 15,000,000 shares of the Company’s common stock.

Business activities of the entities acquired through common control is as follows:

Favo Group LLC- Acted as the management company and tasked with ensuring smooth operations across all entities.

Favo Funding LLC- Direct Merchant Cash Advance Funder. Stewards Inc syndicated deals with FAVO Funding LLC.

Honeycomb Sub Fund LLC- Syndication company that syndicates on deals with other third party funders.

Fore Funding LLC- The sales office for FAVO Funding LLC and also acts as broker for other third party funders.

Favo Funding CA LLC- Direct Merchant Cash Advance Funder for businesses in California state, no activity for the periods presented.

Fore Funding CA LLC- Sales office for business in California state, no activity for the periods presented

Favo Group Human Resources LLC- Payroll processing for Stewards Inc.

As consideration for the acquisition, the Company will pay $14,200,000 in cash, Senior Secured Notes and equity to an entity (FAVO Holdings LLC) owned by the previous members, namely Shaun Quin and Vincent Napolitano.

The Company raised the financing for this transaction by selling 18 million shares of its Series A Preferred Stock at $0.25 for total of $4,500,000. $4,500,000 in cash has been paid to the principals of FAVO Group for the transfer of their membership. $2,500,000 of this financing was paid on the closing date of this transaction. The remaining $2,000,000 was paid as follows: $1,250,000 on August 31, 2023 and the remaining $750,000 on October 26, 2023.

As the Company and the Stewards Group of Companies were under common control at the time of the FAVO Group acquisition, the acquisition was deemed to be a transaction under common control under ASC 805, “Business Combinations.” Therefore, we accounted for this transaction at the carrying amount of the net assets acquired and the results of operations have been combined for Stewards and (Favo Group LLC, FAVO Group Human Resources, LLC, FAVO Funding LLC, Honeycomb Sub Fund LLC, FORE Funding LLC, FORE Funding CA LLC and FAVO Funding CA LLC) from the date of common control. At time of acquisition Vincent Napolitano and Shaun Quin combined held 76% of the Company’s common stock and Vincent Napolitano held 18,750,000 of the Company’s series C preferred stock. As at June 30, 2023 post the acquisition Vincent Napolitano and Shaun Quin combined held 56% of the Company’s common stock and Vincent Napolitano held 18,750,000 of the Company’s series C preferred stock.

The ownership of the entities at the time of the acquisition was as follows:

Entity	Vincent Napolitano	Shaun Quin	FAVO Group LLC
FAVO Group LLC	65%	35%	—
FAVO Group Human Resources LLC	—	1%	99%
FAVO Funding LLC	65%	35%	—
Honeycomb Sub Fund LLC	65%	35%	—
FORE Funding LLC	65%	35%	—
FORE Funding CA LLC	65%	35%	—
FAVO Funding CA LLC	65%	35%	—

As a result of the acquisition, the prior period consolidated financial statements for the periods in which the entities were under common control have been adjusted. Accordingly, the Company’s prior period consolidated financial statements from the date of common control under FAVO have been adjusted to include the financial information of all the entities for that same period. The $14.2 million consideration has been adjusted in equity given it’s a common control transaction.

Assets acquired and liabilities assumed are reported at their historical carrying amounts. The balance sheets of the Favo Group LLC, FAVO Group Human Resources, LLC, FAVO Funding LLC, Honeycomb Sub Fund LLC, FORE Funding LLC, FORE Funding CA LLC and FAVO Funding CA LLC as at when common control was established have been included in the Consolidated balance sheet of the Company, following are the assets acquired and liabilities assumed:

Current assets	$18,075,101
Fixed assets	85,771
Other non current assets	779,512
Total Assets	$18,940,384

Current liabilities	$316,130
Other liabilities	2,943,005
Long term liabilities	19,723,409
Total liabilities	$22,982,544

Net liabilities	$(4,042,160)

Post acquisition the Company’s organizational structure is as follows.

The acquisition further enhances the funding capabilities of the Company as a direct to merchant funder and reduced costs by internalizing the management company. Through the acquisition, the Company also now has an internal sales department that can be leveraged to fund more internal deals. The acquisition also gave the Company access to a larger capital pool, given the Stewards Group of Companies already had raised a substantial amount of capital.